Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	February 3, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

RE:	Fidelity Advisor Series I (the trust):

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Dynamic Capital Appreciation Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Equity Value Fund

Fidelity Advisor Fifty Fund

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Growth Opportunities Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Leveraged Company Stock Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Strategic Growth Fund

Fidelity Advisor Value Strategies Fund (the funds)

File Nos. (2-84776) and (811-3785)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary